Supplement dated March 18, 2016 to the

PNC Funds Statement of Additional Information

dated February 29, 2016, as supplemented

PNC Balanced Allocation Fund

PNC Retirement Income Fund

PNC Target 2020 Fund

PNC Target 2030 Fund

PNC Target 2040 Fund

PNC Target 2050 Fund

Effective March 21, 2016, Jason Weber, CFA, Fixed Income Analyst, and Michael Coleman, Equity Analyst, will become portfolio managers of PNC Balanced Allocation Fund, PNC Retirement Income Fund, PNC Target 2020 Fund, PNC Target 2030 Fund, PNC Target 2040 Fund or PNC Target 2050 Fund.  Also effective on that date, Jake Moloznik, Investment and Portfolio Strategist, will no longer serve as a portfolio manager of PNC Balanced Allocation Fund, PNC Retirement Income Fund, PNC Target 2020 Fund, PNC Target 2030 Fund, PNC Target 2040 Fund or PNC Target 2050 Fund. Accordingly, the following changes are made effective March 21, 2016:

The “Other Accounts Managed” chart beginning on page 110 of the Statement of Additional Information (“SAI”) is amended to remove Jake Moloznik, to update the following information with respect to Mr. McGlone and to add the following information with respect to Mr. Weber and Mr. Coleman:

Name of Portfolio Manager	Type of Accounts	Total # of Accounts Managed	Total Assets (in millions)	# of Accounts Managed with Performance- Based Advisory Fee	Total Assets with Performance- Based Advisory Fee (in millions)
Mark McGlone(4) President, Chief Investment Officer and Target Date Funds’ Management Team	Registered Investment Companies:	6	$76.4	0	$0
	Other Pooled Investment Vehicles:	0	$0	0	$0
	Other Accounts:	0	$0	0	$0

Jason Weber. CFA(4) Fixed Income Analyst and Target Date Funds’ Management Team	Registered Investment Companies:	6	$76.4	0	$0
	Other Pooled Investment Vehicles:	0	$0	0	$0
	Other Accounts:	0	$0	0	$0

Michael Coleman(4) Equity Analyst and Target Date Funds’ Management Team	Registered Investment Companies:	6	$76.4	0	$0
	Other Pooled Investment Vehicles:	0	$0	0	$0
	Other Accounts:	0	$0	0	$0

(4) The portfolio manager information for Mr. McGlone, Mr. Weber and Mr. Coleman is reported as of December 31, 2015.

The “Dollar Range of Fund Shares Beneficially Owned” chart beginning on page 116 of the SAI is amended and restated to remove Jake Moloznik and add the following:

Dollar Range of Fund Shares Beneficially Owned

Balanced Allocation Fund
Jason Weber, CFA	None
Michael Coleman	None

Target 2020 Fund
Jason Weber, CFA	None
Michael Coleman	None

Target 2030 Fund
Jason Weber, CFA	None
Michael Coleman	None

Target 2040 Fund
Jason Weber, CFA	None
Michael Coleman	None

Target 2050 Fund
Jason Weber, CFA	None
Michael Coleman	None

Retirement Income Fund
Jason Weber, CFA	None
Michael Coleman	None

Please contact PNC Funds at 1-800-622-FUND (3863) for more information.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SAI-PCA-0316